Variable Interest Entities - Additional Information (Detail) (ADS Mexicana [Member], Variable Interest Entity, Primary Beneficiary [Member], USD $) In Thousands, unless otherwise specified			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2013 Maximum [Member]	Apr. 30, 2013 Minimum [Member]	Apr. 30, 2013 ADS World Wide [Member]	Sep. 30, 2014 Performance Guarantee [Member]	Mar. 31, 2014 Performance Guarantee [Member]
Variable Interest Entity [Line Items]
Ownership percentage	51.00%	50.00%
Additional equity interest in its consolidated subsidiary			1.00%
Additional equity interest in its consolidated subsidiary, payment			$ 520
Guarantee percentage on credit facility				100.00%	100.00%
Maximum potential guarantee payments				$ 12,000	$ 12,000
Guarantee description				We are the guarantor of 100% of ADS Mexicana's credit facility	We are the guarantor of 100% of ADS Mexicana's credit facility